[PHOTO OF EV DOORS APPEARS HERE]

Investing
for the
21st
Century(R)



                                                   [PHOTO OF GLOBE APPEARS HERE]


                          Annual Report August 31, 1998


[PHOTO OF FOREST AND ROAD APPEARS HERE]


                                  EATON VANCE
                                   WORLDWIDE
                                  DEVELOPING
                                RESOURCES FUND




                      Global Management-Global Distribution



[PHOTO OF OIL RIGS AT OCEAN]

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

LETTER TO SHAREHOLDERS

[PHOTO OF JAMES B. HAWKES, PRESIDENT APPEARS HERE]

Eaton Vance Worldwide Developing Resources Fund Class A shares had a total return of -61.1% for the year ended August 31, 1998. That return was the result of a decline in net asset value per share (NAV) from $9.43 on August 31, 1997 to $3.67 on August 31, 1998/1/

Class B shares had a total return of -61.3% for the year, the result of a decline in NAV from $15.57 to $6.03./1/

By comparison, the S&P500 Index - a widely recognized, unmanaged index of U.S. common stocks - had a total return of 8.1% for the same period, while the Morgan Stanley Capital International Europe, Australasia, and Far East Index - an index composed of global common stocks - had a return of 0.1%./2/

Global economic uncertainty, coupled with deflation, has restrained demand for natural resources stocks...

Natural resources stocks were badly hurt in 1998 by an across-the-board worldwide slowdown in demand, the result of the economic turmoil in Asia, Russia, and Latin America. Weakness in oil prices, in particular, and a period of sustained low inflation set the tone for the rest of the sector. Moreover, the Consumer Price Index was 1.6%, further indicating a very soft environment for commodities.

Following an extraordinary three-year run of 20%-plus annual returns, the stock market has entered a period of severe volatility - the tumble the Dow took in late August erased the gains made to date in 1998. Stocks in the Portfolio participated in the market's instability.

 ...there are signs that several key commodities may have bottomed and begun an encouraging recovery...

There is evidence that in the early days of fiscal year 1999, some crucial commodities may make a comeback. Oil services stocks were up 40% in September; gold prices continue a cautious rally. Yet volatility continues to be a fact of life in the equity and commodities markets. Eaton Vance believes that this is a normal and healthy part of investing, and that it is important to take a long-term view. In the following pages, Co-Portfolio Managers William D. Burt and Barclay Tittmann answer questions about the Fund and the natural resources sector over the past year.
                             Sincerely,

                             /s/ James B. Hawkes

                             James B. Hawkes,
                             President
                             October 18, 1998


--------------------------------------------------------------------------------
Fund Information
as of August 31, 1998

Performance/3/                                       Class A   Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                             -61.1%     -61.3%
Five Years                                             N.A.     -10.3
Ten Years                                              N.A.      -1.4
Life of Fund+                                        -51.5       0.20

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                             -63.3%     -63.2%
Five Year                                              N.A.     -10.6
Ten Year                                               N.A.      -1.4
Life of Fund+                                        -53.6        0.2

+Inception Dates - Class A: 4/17/97; Class B: 10/21/87.

/1/ These returns do not include the 5.75% maximum sales charge for the Fund's
    Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares.
/2/ It is not possible to invest directly in an Index.
/3/ Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
  Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

MANAGEMENT DISCUSSION

An interview with William D. Burt and Barclay Tittmann, Co-Portfolio Managers of the Worldwide Developing Resources Portfolio.

Q: The past year has been a difficult one for the natural resources sector. Can you elaborate?

[PHOTO OF BARCLAY TITTMANN, CO-PORTFOLIO MANAGER APPEARS HERE]

A: Mr. Tittmann: Stocks have declined across the board for the entire natural resource sector. It's possibly the worst bear market ever in natural resources, certainly as bad as the last major downturn in 1982. The unusual thing about this period is the huge disparity in the performance of natural resources stocks and the rest of the market. The disparity has never been this wide, and it reflects the pervasive weakness of commodity prices in the face of the Asian crisis, which has now spread to Russia and, more importantly, to Latin America.

     It's a little early to say that there's a fundamental change for the better in the natural resources sector, but there are signs that things have, at least, stopped getting worse. If you look at the charts, it seems that a very significant bottom was reached in August for many commodities. Gold in particular made a an 18-year low in August and has recovered since, which is a good sign for all commodities, and for the performance of our Fund.

Q:   Bill, would you elaborate with regard to the oil sector?

A: Mr. Burt: In the energy arena, we have had declining oil prices since the third quarter of 1997, nearly a year, coming from the low 20's down to $11 or $12 a barrel. Over that interim, the market has progressively recognized the significance of the weakness in Southeast Asia. And now, through the financial panic in Russia and heightened risk in Latin America, the market recognizes slower world energy consumption growth. Southeast Asian oil demand, which recently accounted for nearly 50% of world energy growth, has plummeted, with countries like Indonesia, Thailand, and South Korea showing consumption down earlier in the year, the Japanese economy in recession, and China slowing. The market senses slower long-term demand growth.

[PHOTO OF WILLIAM D. BURT, CO-PORTFOLIO MANAGER APPEARS HERE]

Q:   What about oil production?

A: Mr. Burt: OPEC has curtailed production twice this year and inventories are being reduced. As evidence of this has come through industry statistics in recent weeks, oil prices have turned up. On that basis, we've had an enormous rally in the oil service stocks, 15-50% in the third quarter of 1998.

-------------------------------------------------------------------------------
Sector Distribution/1/
-------------------------------------------------------------------------------
As a percentage of total investments

                           [PIE CHART APPEARS HERE]

Oil & Gas         32.4%
Gold              22.9%
Other Metals      23.0%
Warrants / Other  12.8%
Diamonds           9.0%
Fertilizer         3.9%

Ten Largest Equity Holdings/1/
-------------------------------------------------------------------------------
As a percentage of portfolio net assets
Meridian Gold Inc.                  4.2%
Asia Pacific Resources Ltd.-Com.    4.0
Seven Seas Petroleum                3.6
Reliance Steel & Aluminum Co.       3.6
FX Energy Inc.                      3.5
Anadarko Petroleum Corp.            3.4
Louis Dreyfus Natural Gas           2.6
Steel Dynamics Corp.                2.6
AMT International Mining Corp.      2.4%
Meridian Resource Corp.             2.4%


/1/ As of 8/31/98. Ten largest holdings accounted for 32.3% of total net assets.
    Sector weightings and holdings are subject to change.

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

MANAGEMENT DISCUSSION CONT'D


     The exploration/production stocks have risen 5-50%, and the big integrated oil stocks have been acting better also. In this general period of market decline, energy was one of the first sectors down, and may be one of the first to stabilize and recover. The rally that we've had, as with the precious metals, is encouraging.

Q:   Has the portfolio had any noteworthy oil-stock performers?

A: Mr. Burt: Yes. Anadarko Petroleum, which has been a long-standing major stock in our portfolio, hit a significant new high recently. This performance was driven by exploration news, and it shows how the market will pay for good company management, good news, and strong seasonal expectations for its basic business, which is still natural gas-oriented. Things may be looking up.

Q:   Bill, how about natural gas prices?

A: Mr. Burt: Natural gas is a more secure commodity. For much of this year, it stayed above $2 per thousand cubic feet because North America is a discrete geographical market not subject to substantial imports. Only in the late summer months did gas prices dip under $2 per thousand, but not by much. We anticipate a normal winter, which will provide an almost 10% weather variance on last year's demand. Even though inventories are high, demand should be good; there are no great production increments, so people are expecting a pleasant winter from the standpoint of a gas seller. So natural gas stocks, which weakened along with the other energy sectors, indeed were very attractive recently and were rally leaders.

Q:   Barclay, what would make gold really move?

A: Mr. Tittmann: The best thing for gold prices would be if the world, in the face of a spreading financial crisis, loses confidence in all currencies. Right now the safe haven is the U.S. dollar. However, if it's perceived that the U.S. dollar is no longer such a great place to be - after all, we have a huge and growing trade deficit - then there could be a return to gold. In fact, the U.S. dollar looks a bit as if it made a top at the same time that gold was making a bottom.

Q:   Barclay, what is behind the recent rally?

A: Mr. Tittmann: At this point I would say that the rally is mainly a reflection of the decline of the dollar. The price of gold is denominated in dollars, so if the dollar goes down then the price of gold goes up. I don't think you can make the case yet that people are buying gold for safety. However, the psychology could change quickly, and because gold is a relatively small market, the effect on gold prices can be dramatic.

Q:   What is your largest gold investment?

A: Mr. Tittmann: Our largest gold holding is an intermediate producer called Meridian Gold, which has recently made some significant discoveries on its property in Chile. And the stock has reacted quite positively on that. This is a very good operation.

Q:   Barclay, any other stocks with interesting stories?

A: Mr. Tittmann: We have recently established a position in Stillwater, the only producer in the U.S. of palladium and platinum. It's a very strong story, one of the few in the metals area, because palladium is needed to make catalytic converters for cars, and environmental rules here and in Europe are requiring greater usage of catalytic converters. Palladium production doesn't come close to meeting demand, and users have recently signed 5-year contracts with Stillwater at a minimum price that guarantees a profit. Stillwater is tripling production over the next 3 years, so it looks like earnings will move ahead rapidly.

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

MANAGEMENT DISCUSSION CONT'D

Q:   Any final comments?

A: Mr. Burt: It's important to note that after the horrible year and a half the natural resources sectors have experienced, they may be rebounding. Both energy and precious metals sectors were taken to extreme lows -- not just annual valuations, but historic valuations. Of course, there is no way to guarantee what's going to happen, but the market punished most resource sectors beginning in 1997 as it discounted the risks and problems now evident in 1998. The market may be indicating, both in a relative and an absolute sense, that we can begin discounting better future times.

[LINE GRAPH APPEARS HERE]

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Worldwide Developing Resources Fund, Class B vs. the Standard & Poor's 500 Index, mand the Consumer Price Index

 Date         Fund/NAV          S&P 500             CPI
 ----         --------          -------             ---
 8/31/88       $10,000          $10,000           $10,000
 9/30/88        $9,879          $10,491           $10,067
10/31/88       $10,157          $10,764           $10,101
11/30/88       $10,226          $10,560           $10,109
12/31/88       $10,334          $10,811           $10,126
 1/31/89       $11,067          $11,580           $10,176
 2/28/89       $11,183          $11,245           $10,218
 3/31/89       $11,200          $11,576           $10,277
 4/30/89       $11,343          $12,156           $10,345
 5/31/89       $10,931          $12,583           $10,403
 6/30/89       $10,886          $12,596           $10,429
 7/31/89       $11,390          $13,709           $10,454
 8/31/89       $12,119          $13,922           $10,471
 9/30/89       $12,147          $13,943           $10,504
10/31/89       $11,840          $13,592           $10,555
11/30/89       $12,427          $13,816           $10,580
12/31/89       $12,776          $14,226           $10,597
 1/31/90       $12,449          $13,247           $10,706
 2/28/90       $12,548          $13,361           $10,756
 3/31/90       $12,477          $13,796           $10,815
 4/30/90       $11,692          $13,425           $10,832
 5/31/90       $12,477          $14,660           $10,857
 6/30/90       $12,050          $14,660           $10,916
 7/31/90       $13,008          $14,584           $10,958
 8/31/90       $12,569          $13,208           $11,059
 9/30/90       $12,148          $12,655           $11,151
10/31/90       $10,937          $12,570           $11,218
11/30/90       $10,847          $13,324           $11,244
12/31/90       $11,361          $13,783           $11,244
 1/31/91       $11,082          $14,356           $11,311
 2/28/91       $11,910          $15,321           $11,328
 3/31/91       $11,858          $15,778           $11,345
 4/30/91       $11,702          $15,784           $11,361
 5/31/91       $12,065          $16,392           $11,395
 6/30/91       $12,076          $15,744           $11,429
 7/31/91       $12,377          $16,450           $11,445
 8/31/91       $11,961          $16,773           $11,479
 9/30/91       $11,619          $16,585           $11,529
10/31/91       $12,244          $16,781           $11,546
11/30/91       $11,556          $16,044           $11,580
12/31/91       $12,097          $17,965           $11,588
 1/31/92       $12,631          $17,607           $11,605
 2/28/92       $12,631          $17,775           $11,647
 3/31/92       $12,182          $17,513           $11,706
 4/30/92       $12,375          $18,001           $11,723
 5/31/92       $12,727          $18,019           $11,739
 6/30/92       $12,878          $17,846           $11,782
 7/31/92       $13,156          $18,549           $11,807
 8/31/92       $12,824          $18,104           $11,840
 9/30/92       $12,716          $18,409           $11,874
10/31/92       $12,598          $18,447           $11,916
11/30/92       $12,298          $19,006           $11,933
12/31/92       $12,652          $19,331           $11,924
 1/31/92       $12,737          $19,468           $11,983
 2/28/93       $13,414          $19,672           $12,025
 3/31/93       $13,725          $20,173           $12,067
 4/30/93       $13,982          $19,660           $12,101
 5/31/93       $14,379          $20,107           $12,118
 6/30/93       $14,819          $20,269           $12,134
 7/31/93       $15,109          $20,161           $12,134
 8/31/93       $15,045          $20,855           $12,168
 9/30/93       $14,208          $20,790           $12,193
10/31/93       $14,851          $21,194           $12,244
11/30/93       $14,798          $20,920           $12,252
12/31/93       $15,886          $21,271           $12,252
 1/31/94       $16,771          $21,962           $12,286
 2/28/94       $15,932          $21,303           $12,328
 3/31/94       $15,139          $20,471           $12,370
 4/30/94       $15,047          $20,707           $12,387
 5/31/94       $15,564          $20,964           $12,395
 6/30/94       $15,426          $20,559           $12,437
 7/31/94       $15,978          $21,206           $12,471
 8/31/94       $16,587          $22,004           $12,521
 9/30/94       $17,116          $21,564           $12,555
10/31/94       $16,415          $22,014           $12,563
11/30/94       $15,162          $21,144           $12,580
12/31/94       $15,553          $21,560           $12,580
 1/31/95       $14,748          $22,083           $12,630
 2/28/95       $15,576          $22,880           $12,681
 3/31/95       $16,656          $23,653           $12,723
 4/30/95       $16,610          $24,314           $12,765
 5/31/95       $17,289          $25,197           $12,790
 6/30/95       $17,932          $25,903           $12,815
 7/31/95       $18,840          $26,726           $12,815
 8/31/95       $18,875          $26,718           $12,849
 9/30/95       $18,427          $27,955           $12,874
10/31/95       $17,266          $27,816           $12,916
11/30/95       $18,358          $28,958           $12,908
12/31/95       $18,937          $29,633           $12,899
 1/31/96       $19,964          $30,599           $12,975
 2/28/96       $20,868          $30,812           $13,017
 3/31/96       $21,467          $31,221           $13,084
 4/30/96       $23,495          $31,641           $13,134
 5/31/96       $25,205          $32,364           $13,160
 6/30/96       $22,444          $32,619           $13,168
 7/31/96       $22,114          $31,127           $13,193
 8/31/96       $26,366          $31,713           $13,218
 9/30/96       $26,842          $33,620           $13,261
10/31/96       $26,549          $34,498           $13,303
11/30/96       $27,795          $37,030           $13,328
12/31/96       $27,820          $36,419           $13,328
 1/31/97       $28,073          $38,652           $13,370
 2/28/97       $27,848          $38,881           $13,412
 3/31/97       $24,936          $37,402           $13,445
 4/30/97       $23,178          $39,586           $13,462
 5/31/97       $24,261          $41,905           $13,454
 6/30/97       $22,869          $43,917           $13,471
 7/31/97       $22,222          $47,348           $13,487
 8/31/97       $22,545          $44,628           $13,513
 9/30/97       $23,559          $47,201           $13,546
10/31/97       $21,807          $45,574           $13,580
11/30/97       $18,100          $47,606           $13,571
12/31/97       $17,318          $48,552           $13,555
 1/31/98       $16,667          $49,045           $13,580
 2/28/98       $17,753          $52,500           $13,605
 3/31/98       $17,622          $55,310           $13,630
 4/30/98       $18,013          $55,812           $13,655
 5/31/98       $15,841          $54,761           $13,681
 6/30/98       $13,901          $57,131           $13,697
 7/31/98       $11,743          $56,467           $13,714
 8/31/98        $8,731          $48,235           $13,731

Performance/1/                                       Class A    Class B
-------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
-------------------------------------------------------------------------------
One Year                                              -61.1%    -61.3%
Five Years                                              N.A.    -10.3%
Ten Years                                               N.A.     -1.4%
Life of Fund+                                         -51.5%      0.2%

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
-------------------------------------------------------------------------------
One Year                                              -63.3%    -63.2%
Five Year                                              N.A.%    -10.6%
Ten Year                                               N.A.%     -1.4%
Life of Fund+                                         -53.6%      0.2%

+ Inception Dates - Class A: 4/17/97; Class B: 10/21/87.

* Source: Towers Data Systems, Bethesda, MD. Investment operations commenced 10/21/87. Index information is available only at month-end; therefore, the line comparison begins at the next month-end following the commencement of the Fund's investment operations.

  Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, are worth more or less their original cost.

  The performance chart above compares the Fund's total return with that of a broad-based securities market index. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund, the Consumer Price Index, and the S&P 500 Index, a broad-based, widely recognized, unmanaged index of 500 common stocks. An investment in the Fund's Class A shares on 4/30/97 at net asset value would have been worth $3,546 on August 31, 1998. The S&P 500 Index's total return does not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an index.

  /1/ Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. SEC Returns reflect applicable sales charge or contingent deferred sales charge (CDSC).

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1998
Assets
--------------------------------------------------------------------------------
Investment in Worldwide Developing Resources Portfolio,
    at value (identified cost, $17,688,642)                        $  6,307,362
Receivable for Fund shares sold                                          10,922
Receivable from Distributor                                              34,100
Deferred organization expenses                                           20,406
Other assets                                                                105
--------------------------------------------------------------------------------
Total assets                                                       $  6,372,895
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                   $     43,343
Other accrued expenses                                                   56,641
--------------------------------------------------------------------------------
Total liabilities                                                  $     99,984
--------------------------------------------------------------------------------
Net Assets                                                         $  6,272,911
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Paid-in capital                                                    $ 18,135,420
Accumulated net realized loss from Portfolio
    (computed on the basis of identified cost)                         (480,007)
Accumulated net investment loss                                          (1,222)
Net unrealized depreciation from Portfolio (computed
    on the basis of identified cost)                                (11,381,280)
--------------------------------------------------------------------------------
Total                                                              $  6,272,911
--------------------------------------------------------------------------------


Class A Shares
--------------------------------------------------------------------------------
Net Assets                                                         $    337,515
Shares Outstanding                                                       92,018
Net Asset Value and Redemption Price Per Share
    (net assets / shares of beneficial interest outstanding)       $       3.67
Maximum Offering Price Per Share
    (100 / 94.25 of $3.67)                                         $       3.89
--------------------------------------------------------------------------------


Class B Shares
--------------------------------------------------------------------------------
Net Assets                                                         $  5,935,396
Shares Outstanding                                                      984,316
Net Asset Value, Offering Price and Redemption Price
    Per Share (net assets / shares of beneficial interest
    outstanding)                                                   $       6.03
--------------------------------------------------------------------------------
On  sales of $50,000 or more, the offering price of Class A shares is reduced.


Statement of Operations

For the Year Ended
August 31, 1998

Investment Income
--------------------------------------------------------------------------------
Dividends allocated from Portfolio
    (net of foreign taxes, $1,445)                                $      18,644
Interest allocated from Portfolio                                        14,260
Expenses allocated from Portfolio                                      (224,433)
--------------------------------------------------------------------------------
Net investment loss from Portfolio                                $    (191,529)
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Distribution and Service fees
    Class A                                                       $          88
    Class B                                                             135,090
Transfer and dividend disbursing agent fees                              36,180
Registration fees                                                        25,864
Printing and postage                                                     15,281
Legal and accounting services                                            14,763
Custodian fee                                                            11,113
Amortization of organization expenses                                     8,724
Miscellaneous                                                             9,223
--------------------------------------------------------------------------------
Total expenses                                                    $     256,326
--------------------------------------------------------------------------------
Deduct --
    Allocation of expenses to the Distributor                     $      34,100
--------------------------------------------------------------------------------
Total expense reductions                                          $      34,100
--------------------------------------------------------------------------------

Net expenses                                                      $     222,226
--------------------------------------------------------------------------------

Net investment loss                                               $    (413,755)
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) from Portfolio
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)               $    (451,902)
    Foreign currency transactions                                        (1,260)
--------------------------------------------------------------------------------
Net realized loss                                                 $    (453,162)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments                                                   $ (10,831,401)
    Foreign currency                                                        (14)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)              $ (10,831,415)
--------------------------------------------------------------------------------

Net realized and unrealized loss                                  $ (11,284,577)
--------------------------------------------------------------------------------

Net decrease in net assets from operations                        $ (11,698,332)
--------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)                        Year Ended            Year Ended
in Net Assets                              August 31, 1998       August 31, 1997
--------------------------------------------------------------------------------
From operations --
     Net investment loss                        $   (413,755)      $   (497,332)
     Net realized gain (loss)                       (453,162)         1,029,394
     Net change in unrealized
         appreciation (depreciation)             (10,831,415)        (5,411,345)
--------------------------------------------------------------------------------
Net decrease in net assets
     from operations                            $(11,698,332)      $ (4,879,283)
--------------------------------------------------------------------------------
Distributions to shareholders --
     From net realized gain
         Class B                                $       --         $ (4,169,529)
--------------------------------------------------------------------------------
Total distributions to shareholders             $       --         $ (4,169,529)
--------------------------------------------------------------------------------
Transactions in shares of
     beneficial interest --
     Proceeds from sale of shares
         Class A                                $    602,271       $       --
         Class B                                   3,221,071         22,007,503
     Issued in reorganization of EV
         Traditional
         Worldwide Developing
         Resources Fund
         Class A                                     355,723               --
     Net asset value of shares issued
         to shareholders in payment
         of distributions declared
         Class A                                       2,711               --
         Class B                                     569,625          2,940,572
     Cost of shares redeemed
         Class A                                    (249,415)              --
         Class B                                  (9,195,237)       (13,363,551)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from Fund share transactions               $ (4,693,251)      $ 11,584,524
--------------------------------------------------------------------------------

Net increase (decrease) in net assets           $(16,391,583)      $  2,535,712
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                            $ 22,664,494       $ 20,128,782
--------------------------------------------------------------------------------
At end of year                                  $  6,272,911       $ 22,664,494
--------------------------------------------------------------------------------


Accumulated net
investment loss
included in net assets
--------------------------------------------------------------------------------
At end of year                                  $     (1,222)      $     (1,708)
--------------------------------------------------------------------------------


                       See notes to financial statements

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Financial Highlights

                                                                                                      Year Ended
                                                       ----------------------------------------------------------------------------
                                                                                     August 31,
                                                       ----------------------------------------------------------------------------
                                                                  1998                  1997            1996            1995 (1)(2)
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Class A       Class B        Class B         Class B         Class B
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- beginning of year                   $    9.430     $   15.570    $     21.580    $     16.420    $    14.890
-----------------------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                    $   (0.064)    $   (0.415)   $     (0.248)   $     (0.261)   $    (0.100)
Net realized and unrealized gain (loss)                    (5.696)        (9.125)         (2.427)          6.371          1.630
-----------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from operations                    $   (5.760)    $   (9.540)   $     (2.675)   $      6.110    $     1.530
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment loss                       $       --     $       --    $         --    $         --    $         --
From net realized gain                                         --             --          (3.335)         (0.950)             --
In excess of net realized gain                                 --             --              --              --              --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                    $       --     $       --    $     (3.335)   $     (0.950)   $         --
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -- end of year                         $    3.670     $    6.030    $     15.570    $     21.580    $    16.420
-----------------------------------------------------------------------------------------------------------------------------------
Total Return (3)                                           (61.08)%       (61.27)%        (14.49)%         39.69%         10.28%
-----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data +
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                $      338     $    5,935    $     22,664    $     20,129    $    15,259
Ratios (As a percentage of average daily net assets):
     Net expenses (4)(5)                                     1.89%          2.98%           2.44%           2.49%          2.43%(6)
     Net expenses after custodian
         fee reduction (4)                                   1.89%          2.98%           2.40%           2.47%            --
     Net investment loss                                    (1.70)%        (2.76)%         (1.92)%         (1.60)%        (0.74)%(6)
Portfolio turnover (7)                                         --             --              --              86%            49%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
+    The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Distributor, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
     Expenses (4)                                            2.11%          3.20%             --              --             --
     Net investment loss (4)                                (1.92)%        (2.98)%            --              --             --
Net investment loss per share                          $   (0.073)    $   (0.450)             --              --             --
-----------------------------------------------------------------------------------------------------------------------------------

                                                                      September 30,
                                                             ---------------------------------
                                                                1994               1993
-----------------------------------------------------------------------------------------------
                                                               Class B           Class B
-----------------------------------------------------------------------------------------------
Net asset value -- beginning of year                         $    13.240       $     11.850
-----------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------
Net investment loss                                          $    (0.050)      $     (0.090)
Net realized and unrealized gain (loss)                            2.650              1.480
-----------------------------------------------------------------------------------------------
Total income (loss) from operations                          $     2.600       $      1.390
-----------------------------------------------------------------------------------------------

Less distributions
-----------------------------------------------------------------------------------------------
In excess of net investment loss                             $    (0.020)      $         --
From net realized gain                                                --                 --
In excess of net realized gain                                    (0.930)                --
-----------------------------------------------------------------------------------------------
Total distributions                                          $    (0.950)      $         --
-----------------------------------------------------------------------------------------------
Net asset value -- end of year                               $    14.890       $     13.240
-----------------------------------------------------------------------------------------------
Total Return (3)                                                   20.47%             11.73%
-----------------------------------------------------------------------------------------------

Ratios/Supplemental Data +
-----------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)                      $    13,055       $      5,792
Ratios (As a percentage of average daily net assets):
     Net expenses (4)(5)                                            2.64%              3.15%
     Net expenses after custodian
         fee reduction (4)                                            --                 --
     Net investment loss                                           (0.96)%            (0.92)%
Portfolio turnover (7)                                                17%                57%
-----------------------------------------------------------------------------------------------
+    The operating expenses of the Fund and the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Distributor, or both. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
     Expenses (4)                                                     --               3.90%
     Net investment loss (4)                                          --              (1.67)%
Net investment loss per share                                         --       $     (0.210)
-----------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the eleven months ended August 31, 1995.
(3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(4) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(5) The expense ratios for the year ended August 31, 1996 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service provider. The expense ratios for each of the prior periods have not been adjusted to reflect this change.
(6) Annualized.
(7) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.


                       See notes to financial statements

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    Eaton Vance Worldwide Developing Resources Fund (the Fund) is a non-diversified series of Eaton Vance Growth Trust (the Trust). The Fund is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. On April 10, 1997, the Fund transferred substantially all of its investable assets to the Worldwide Developing Resources Portfolio (the Portfolio). The Fund offers two classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B shares are sold at net asset value and are subject to a declining contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in the Portfolio, a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (73.8% at August 31, 1998). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles. Prior to the Fund's investment in the Portfolio, the Fund held its investments directly.

    C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses on the Statement of Operations.

    E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis. Gain or loss on the sale of investments is determined on the identified cost basis.

2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    It is the present policy of the Fund to make (a) at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, if any, less the Fund's direct and allocated expenses and (b) at least one distribution annually of all or substantially all of the net realized capital gains allocated by the Portfolio to the Fund, if any (reduced by any available capital loss carryforwards from prior years). Shareholders may reinvest all distributions in shares of the Fund without a sales charge at the per share net asset value as of the close of business on the ex-dividend date.

    The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


    excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statement and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

3   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in Fund shares were as follow:

                                               Year Ended          Year Ended
                                             August 31, 1998     August 31, 1997
                                        ----------------------------------------
                                         Class A        Class B       Class B
--------------------------------------------------------------------------------
Shares sold                              84,938         257,618      1,108,712

Shares issued to shareholders
  in reinvestment of distributions           287         36,656        154,604

Shares redeemed                         (30,936)       (765,838)      (740,328)

Issued to EV Traditional
  Worldwide Developing
  Resources Fund shareholders            37,729              --             --
--------------------------------------------------------------------------------
 Net increase (decrease)                 92,018        (471,564)       522,988
--------------------------------------------------------------------------------

4   Transactions with Affiliates
    ----------------------------------------------------------------------------
    Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc., (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $2,535 as its portion of the sales charge on sales of Class A shares of the Fund for the year ended August 31, 1998.

    Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of the above organizations.

5   Distribution Plans
    ----------------------------------------------------------------------------
    The Fund has adopted distribution plans (Class A Plan, Class B Plan, the Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plans require the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.75% of the Fund's Class B daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% of the aggregate amount received by the Fund for Class B shares sold plus (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $111,132 for the year ended August 31, 1998, representing 0.75% of average daily net assets attributable to Class B shares. At August 31, 1998, the amount of Uncovered Distribution Charges EVD calculated under the Plan was approximately $685,000.

    In addition, the Plans authorize the Fund to make monthly payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets for any fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum, of the Fund's average daily net assets attributable to both Class A and Class B shares based on the value of Fund shares sold by such persons and remaining outstanding for at least one year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 1998 amounted to $88 and $23,958 for Class A and Class B shares, respectively.

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D


6   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on Class B shares acquired by reinvestment of dividends or capital gains distributions. The CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on Class B shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan. CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. For the year ended August 31, 1998, EVD received approximately $130,000 of CDSC paid by shareholders.

7   Investment Transactions
    ----------------------------------------------------------------------------
    For the year ended August 31, 1998, increases and decreases of the Fund's investment in the Portfolio aggregated $4,039,598 and $9,857,014, respectively.

8   Transfer of Net Assets
    ----------------------------------------------------------------------------
    On September 1, 1997, EV Marathon Worldwide Developing Resources Fund acquired the net assets of EV Traditional Worldwide Developing Resources Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund at the closing, issued 37,729 Class A shares with an aggregate value of $355,723 (including unrealized depreciation of $3,670) and a net asset value per share of $9.43. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. Directly after the merger, the combined net assets of the Fund were $23,020,217, with net asset values of $9.43 and $15.57 for Class A shares and Class B shares, respectively.

9   Name Change
    ----------------------------------------------------------------------------
    Effective September 1, 1997, EV Marathon Worldwide Developing Resources Fund changed its name to Eaton Vance Worldwide Developing Resources Fund.

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders of Eaton Vance
Worldwide Developing Resources Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Eaton Vance Worldwide Developing Resources Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of August 31, 1998, and the related statements of operations for year then ended, the statement of changes in net assets for the years ended August 31, 1998 and 1997 and the financial highlights for each of the years in the four-year period ended August 31, 1998, and for each of the years in the two year period ended September 30, 1994. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Eaton Vance Worldwide Developing Resources Fund at August 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the respective stated period, in conformity with generally accepted accounting principles.

                             DELOITTE & TOUCHE LLP
                             Boston, Massachusetts
                             October 2, 1998

Worldwide Developing Resources Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS

(Expressed in United States Dollars)


Common Stocks -- 89.1%

Security                                                 Shares       Value
--------------------------------------------------------------------------------

Diamonds -- 5.1%
--------------------------------------------------------------------------------
Canabrava Diamond Corp./(1)/                             100,000      $   54,980
Diamondworks, Ltd./(1)(2)/                               150,000          81,510
Diamondworks, Ltd./(1)/                                  150,000          81,510
Namibian Minerals Corp./(1)/                              75,000          84,375
Southernera Resources, Ltd./(1)/                          34,700         130,888
--------------------------------------------------------------------------------
                                                                      $  433,263
--------------------------------------------------------------------------------


Fertilizer -- 4.0%
--------------------------------------------------------------------------------
Asia Pacific Resources/(1)/                              150,000      $  340,439
--------------------------------------------------------------------------------
                                                                      $  340,439
--------------------------------------------------------------------------------


Metals - Gold -- 23.2%
--------------------------------------------------------------------------------
Argosy Mining Corp./(2)(3)/                              100,000      $   11,510
Ashanti Goldfields Co., Ltd./(3)/                          8,889          57,781
Barrick Gold Corp./(3)/                                   15,000         195,000
Black Hawk Mining, Inc.                                   50,000           4,155
Black Hawk Mining, Inc./(2)/                              30,000           2,493
Black Swan Gold Mines, Ltd.                              200,000          16,620
Canarc Resource Corp./(1)(2)/                            150,000          11,505
Crystallex International Corp./(1)(3)/                   150,000          65,625
Etruscan Enterprises, Ltd./(1)/                          150,000         172,620
Global Pacific Minerals, Inc./(1)/                       400,000          30,680
Golden Gram Resources, Inc./(1)/                         250,000          39,950
Greenstone Resources, Ltd./(1)/                           50,000          62,500
Iamgold International African Mining/(2)/                 25,000          39,638
Intrepid Minerals Corp./(2)/                             300,000          28,770
Kazakhstan Minerals Corp.                                 40,000           5,600
Meridian Gold/(1)/                                       120,000         358,140
Minefinders Corp./(1)/                                   100,000          53,700
Minorca Resources, Inc./(1)(2)/                           50,000          14,385
Nevsun Resources, Ltd.                                    40,000          10,740
Queenstake Resources, Ltd./(2)/                          150,000          19,185
Repadre Capital Corp./(1)/                                70,000         111,881
Rio Narcea Gold Mines, Ltd./(1)(3)/                       60,000          91,440
Rio Narcea Gold Mines, Ltd./(1)(2)(3)/                    60,000          91,440
Romarco Minerals, Inc./(1)(3)/                           125,000         119,063
Southwestern Gold Corp./(1)(3)/                           80,000         162,640
Steppe Gold Resources, Ltd./(1)/                         200,000          30,040
Steppe Gold Resources, Ltd./(1)(2)/                      200,000          30,040
Sutton Resources Ltd./(2)/                                20,000          46,670
Tanganyika Gold NL                                       300,000          14,829
Tombstone Explorations Co., Ltd./(2)(3)/                 225,000          25,898
TVX Gold, Inc./(1)/                                        5,000           5,625
TVX Gold, Inc./(1)(2)/                                    45,000          50,625
--------------------------------------------------------------------------------
                                                                      $1,980,788
--------------------------------------------------------------------------------


Metals - Industrial -- 12.1%
--------------------------------------------------------------------------------
AMT International Mining Corp./(1)(3)/                   817,200      $  203,728
Billiton PLC/(2)(3)/                                      75,000         127,646
Breakwater Resources, Ltd./(1)/                          100,000          51,150
Corriente Resources, Inc./(1)(2)(3)/                      75,000          26,370
Corriente Resources, Inc./(2)(3)/                         84,500          29,710
First Quantum Minerals/(1)/                              159,091         111,873
First Quantum Minerals/(1)(2)/                           100,000          70,320
Formation Capital Corp./(2)/                             400,000         191,800
Freeport McMoran Copper & Gold, Inc.                      16,300         185,413
Tiomin Resources, Inc./(2)(3)/                           200,000          38,360
--------------------------------------------------------------------------------
                                                                      $1,036,370
--------------------------------------------------------------------------------


Metals - Silver -- 3.0%
--------------------------------------------------------------------------------
Apex Silver Mines, Ltd./(1)/                              20,000      $  135,000
Pan American Silver Corp./(1)/                            10,000          51,250
Silver Standard Resources, Inc./(1)/                     100,000          75,000
--------------------------------------------------------------------------------
                                                                      $  261,250
--------------------------------------------------------------------------------


Metals - Steel -- 8.1%
--------------------------------------------------------------------------------
Ispat International                                       15,000      $  162,188
Reliance Steel and Aluminum Co.                           10,000         305,000
Steel Dynamics Corp./(1)/                                 20,000         222,500
--------------------------------------------------------------------------------
                                                                      $  689,688
--------------------------------------------------------------------------------


Oil and Gas - Equipment and Services -- 1.0%
--------------------------------------------------------------------------------
Unifab International, Inc.                                10,000      $   85,000
--------------------------------------------------------------------------------
                                                                      $   85,000
--------------------------------------------------------------------------------


Oil and Gas - Exploration and Production -- 31.9%
--------------------------------------------------------------------------------
Abacan Resources Corp./(1)/                               70,000      $   24,066
Anadarko Petroleum Corp.                                  10,000         287,500
Arakis Energy Corp./(1)/                                 170,000         180,625
Beau Canada Exploration, Ltd./(1)(3)/                    100,000         100,370
Bellator Exploration, Inc./(2)/                          300,000         105,480


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

PORTFOLIO OF INVESTMENTS CONT'D

(Expressed in United States Dollars)



Security                                              Shares         Value
--------------------------------------------------------------------------------


Oil and Gas - Exploration and Production (continued)
--------------------------------------------------------------------------------
EEX Corp./(1)/                                            35,000     $  155,313
FX Energy, Inc./(1)/                                      50,000        300,000
Louis Dreyfus Natural Gas/(1)/                            20,000        226,250
Mercantile International Petroleum/(1)(3)/               342,000         30,780
Meridian Resource Corp./(1)/                              70,000        201,250
Pease Oil and Gas Co./(2)/                               150,000         23,445
Petsec Energy, Ltd., ADR/(1)/                             25,000        139,063
Probe Exploration, Inc./(1)/                              60,000        103,572
Ranger Oil, Ltd.                                          30,000        159,375
Remington Energy, Ltd./(3)/                               20,000         83,820
Seagull Energy Corp.                                      20,000        177,500
Seven Seas Petroleum Co./(3)/                             20,000        206,000
Seven Seas Petroleum Co./(2)(3)/                          10,000        103,000
Triton Energy, Ltd./(1)/                                  10,000        115,000
--------------------------------------------------------------------------------
                                                                     $2,722,409
--------------------------------------------------------------------------------


Paper and Forest Products -- 0.7%
--------------------------------------------------------------------------------
Saint Laurent Paperboard, Inc./(2)/                       10,000     $   63,500
--------------------------------------------------------------------------------
                                                                     $   63,500
--------------------------------------------------------------------------------

Total Common Stocks
     (identified cost $22,986,986)                                   $7,612,707
--------------------------------------------------------------------------------

Installment Receipts -- 0.0%

Security                                              Shares         Value
--------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.0%
--------------------------------------------------------------------------------
Fracmaster, Ltd./(2)/                                     11,000     $       --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Total Installment Receipts
     (identified cost $77,552)                                       $       --
--------------------------------------------------------------------------------


Preferred Stocks -- 0.0%

Security                                              Shares         Value
--------------------------------------------------------------------------------
Metals - Gold -- 0.0%
Ashanti Goldfields Co., Ltd., Class B, 3/31/99/(4)/        8,889     $       --
Ashanti Goldfields Co., Ltd., Class C, 3/31/00/(4)/        8,889             --
Ashanti Goldfields Co., Ltd., Class D, 3/31/01/(4)/        8,889             --
Ashanti Goldfields Co., Ltd., Class E, 3/31/02/(4)/        8,889             --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Total Preferred Stock
     (identified cost $--)                                           $       --
--------------------------------------------------------------------------------


Private Placements and Special
Warrants -- 12.2%

Security                                              Shares         Value
--------------------------------------------------------------------------------

Metals - Gold -- 12.2%
--------------------------------------------------------------------------------
Nevada Pacific Mining Co./(2)(4)/                         80,000     $   80,000
Quincunx Gold Exploration/(2)(4)/                        300,000        285,751
Western Exploration and Development, Ltd./(1)(2)(4)/     600,000        674,999
--------------------------------------------------------------------------------
                                                                     $1,040,750
--------------------------------------------------------------------------------

Total Private Placements and Special Warrants
     (identified cost $969,101)                                      $1,040,750
--------------------------------------------------------------------------------

Warrants -- 0.0%

Security                                              Shares         Value
--------------------------------------------------------------------------------

Diamonds -- 0.0%
--------------------------------------------------------------------------------
Diamondworks, Ltd./(1)(2)(4)/                            150,000     $       --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Metals - Gold -- 0.0%
--------------------------------------------------------------------------------
Golden Gram Resources, Inc./(1)(4)/                      250,000     $       --
Iamgold International African Mining/(1)(2)(4)/           12,500             --
Minorca Resources, Inc./(1)(4)/                           12,500             --
Queenstake Resources, Ltd./(1)(2)(4)/                     75,000             --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Metals - Industrial -- 0.0%
--------------------------------------------------------------------------------
Formation Capital Corp./(1)(2)(4)/                       400,000     $       --
--------------------------------------------------------------------------------
                                                                     $       --
--------------------------------------------------------------------------------

Total Warrants
     (identified cost $--)                                           $       --
--------------------------------------------------------------------------------

Total Investments -- 101.3%
     (identified cost $24,033,639)                                   $8,653,457
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (1.3)%                             $ (108,076)
--------------------------------------------------------------------------------

Net Assets -- 100%                                                   $8,545,381
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
/(1)/Non-income producing security.
/(2)/Restricted security.
/(3)/Foreign security.
/(4)/Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

FINANCIAL STATEMENTS

Statement of Assets and Liabilities


As of August 31, 1998
(Expressed in United States Dollars)
Assets
--------------------------------------------------------------------------------
Investments, at value (identified cost, $24,033,639)               $  8,653,457
Cash                                                                     17,512
Foreign currency, at value (identified cost, $60)                            52
Interest and dividends receivable                                         1,688
--------------------------------------------------------------------------------
Total assets                                                       $  8,672,709
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Demand note payable                                                $    100,000
Payable to affiliate for Trustees' fees                                      47
Other accrued expenses                                                   27,281
--------------------------------------------------------------------------------
Total liabilities                                                  $    127,328
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio          $  8,545,381
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals            $ 23,925,571
Net unrealized depreciation (computed on the basis of
     identified cost)                                               (15,380,190)
--------------------------------------------------------------------------------
Total                                                              $  8,545,381
--------------------------------------------------------------------------------

Statement of Operations


For the Year Ended
August 31, 1998
(Expressed in United States Dollars)
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $2,013)                           $     25,983
Interest                                                                 19,039
--------------------------------------------------------------------------------
Total investment income                                            $     45,022
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee                                             $    158,955
Trustees fees and expenses                                                1,022
Interest                                                                 65,382
Custodian fee                                                            55,748
Legal and accounting services                                            29,897
Miscellaneous                                                             2,486
--------------------------------------------------------------------------------
Total expenses                                                     $    313,490
--------------------------------------------------------------------------------

Net investment loss                                                $   (268,468)
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------------------------------
Net realized gain (loss) --
     Investment transactions (identified cost basis)               $   (920,945)
     Foreign currency transactions                                       (1,797)
--------------------------------------------------------------------------------
Net realized loss                                                  $   (922,742)
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
     Investments (identified cost basis)                           $(14,899,190)
     Foreign currency                                                        (8)
--------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)               $(14,899,198)
--------------------------------------------------------------------------------

Net realized and unrealized loss                                   $(15,821,940)
--------------------------------------------------------------------------------

Net decrease in net assets resulting from operations               $(16,090,408)
--------------------------------------------------------------------------------

                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets (Expressed in United States Dollars)


Increase (Decrease)                        Year Ended       For the Period Ended
in Net Assets                              August 31, 1998  August 31, 1997/(1)/
--------------------------------------------------------------------------------
From operations --
     Net investment loss                   $   (268,468)           $    (88,261)
     Net realized gain (loss)                  (922,742)                839,952
     Net change in unrealized
         appreciation (depreciation)        (14,899,198)               (480,992)
--------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from operations                $(16,090,408)           $    270,699
--------------------------------------------------------------------------------
Capital transactions --
     Contributions                         $  5,654,112            $ 38,738,578
     Withdrawals                            (12,527,185)             (7,500,415)
--------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from capital transactions      $ (6,873,073)           $ 31,238,163
--------------------------------------------------------------------------------
Net increase (decrease) in net assets      $(22,963,481)           $ 31,508,862
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of year                       $ 31,508,862            $       --
--------------------------------------------------------------------------------
At end of year                             $  8,545,381            $ 31,508,862
--------------------------------------------------------------------------------

/(1)/ For the period from the start of business, April 10, 1997, to August 31, 1997.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

FINANCIAL STATEMENTS CONT'D

Supplementary Data (Expressed in United States Dollars)


                                           Year Ended       For the Period Ended
                                           August 31, 1998  August 31, 1997/(1)/
--------------------------------------------------------------------------------


Ratios to average daily net assets
--------------------------------------------------------------------------------
Expenses                                      1.48%                1.19%/(2)/
Expenses after custodian fee reduction        1.48%                1.15%/(2)/
Net investment loss                         (1.27)%              (0.81)%/(2)/
Portfolio Turnover                              69%                  63%
--------------------------------------------------------------------------------
Net assets, end of year (000's omitted)     $8,545              $31,509
--------------------------------------------------------------------------------

/(1)/ For the period from the start of business, April 10, 1997, to August 31,
      1997.
/(2)/ Annualized.


                       See notes to financial statements

Worldwide Developing Resources Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS

(Expressed in United States Dollars)


1    Significant Accounting Policies
     ---------------------------------------------------------------------------
     Worldwide Developing Resources Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. Investment operations began on April 10, 1997, with the acquisition of net assets of $26,141,520 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A Investment Valuation -- Securities listed on securities exchanges or in the NASDAQ National Market System are valued at closing sale prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest bid and asked prices. Options and financial futures contracts are valued at the last sale price, as quoted on the principal exchange or board of trade on which such options or contracts are traded or, in the absence of a sale, the mean between the last bid and asked prices. Short-term obligations, maturing in 60 days or less, are valued at amortized cost, which approximates the value. Securities for which market quotations are unavailable are appraised at their fair value as determined in good faith by or at the direction of the Trustees.

     B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue
     Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

     C Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit an amount ("initial margin") either of cash or securities equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. When the Portfolio enters into a closing transaction, the Portfolio will realize for book purposes a gain or loss equal to the difference between the value of the financial futures contract to sell and the financial futures contract to buy. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

     D Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuation in foreign currency exchange rates are not separately disclosed.

     E Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

Worldwide Developing Resources Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)


     F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Interest income is determined on the basis of interest accrued. Dividend income is recorded on the ex-dividend date. Realized gains and losses on the sale of investments are determined on the identified cost basis.

     G Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

     H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reflected as a reduction of expense in the statement of operations.

2    Investment Adviser Fee and Other Transactions with Affiliates
     ---------------------------------------------------------------------------
     The investment adviser fee is earned by Boston Management and Research
     (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 1998, the adviser fee was 0.75% of average net assets.

     Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustee Deferred Compensation Plan. For the year ended August 31, 1998 no significant amounts have been deferred.

     Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

3    Line of Credit
     ---------------------------------------------------------------------------
     The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a committed $100 million unsecured line of credit agreement with a group of banks. The Fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the $100 million line of credit is allocated among the participating funds and portfolios at the end of each quarter. At August 31, 1998, the Portfolio had a balance outstanding pursuant to this line of credit of $100,000. The average daily loan balance for the year ended August 31, 1998 was $1,049,052 and the average interest rate was 6.2%. The maximum borrowing outstanding at any time during the year ended August 31, 1998 was $2,795,000.

4    Federal Income Tax Basis of Investments
     ---------------------------------------------------------------------------
     The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 1998, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                                $ 24,033,639
     ---------------------------------------------------------------------------
     Gross unrealized appreciation                                 $    653,298
     Gross unrealized depreciation                                  (16,033,480)
     ---------------------------------------------------------------------------
     Net unrealized depreciation                                   $(15,380,182)
     ---------------------------------------------------------------------------

5    Investment Transactions
     ---------------------------------------------------------------------------
     Purchases and sales of investments, other than short term obligations, aggregated $14,955,517 and $17,357,914, respectively.

Worldwide Developing Resources Portfolio as of August 31, 1998

NOTES TO FINANCIAL STATEMENTS CONT'D

(Expressed in United States Dollars)


6    Restricted Securities
     ---------------------------------------------------------------------------
     At August 31, 1998, the Portfolio owned the following securities (constituting 26.6% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to certain of these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.


                               Date of
Description                    Acquisition   Shares/Face    Cost      Fair Value
--------------------------------------------------------------------------------
Common Stocks
--------------------------------------------------------------------------------
Argosy Mining Corp.            10/29/96      100,000    $  181,950    $   11,510
Bellator Exploration, Inc.      3/10/98      300,000       502,800       105,480
Billiton PLC                    9/18/97       75,000       276,128       127,646
Black Hawk Mining, Inc.         3/26/97       30,000       183,030         2,493
Canarc Resource Corp.           11/5/96      150,000       247,395        11,505
Corriente Resources, Ltd.      10/19/95       75,000       158,436        26,370
Corriente Resources, Ltd.      10/19/95       84,500       199,685        29,710
Diamondworks, Ltd.             10/23/96      150,000       298,880        81,510
First Quantum Minerals          2/27/97      100,000       256,129        70,320
Formation Capital Corp.          6/9/98      400,000       326,440       191,800
Iamgold International
   African Mining               10/8/97       25,000        83,862        39,638
Intrepid Minerals Corp.        11/22/96      300,000       246,660        28,770
Minorca Resources, Inc.        10/16/97       50,000       180,592        14,385
Pease Oil and Gas Co.           6/24/97      150,000       376,766        23,445
Queenstake Resources, Ltd.       7/9/97      150,000       259,564        19,185
Rio Narcea Gold Mines, Ltd.     3/27/97       60,000       167,784        91,440
Saint Laurent
   Paperboard, Inc.             5/16/97       10,000       149,547        63,500
Seven Seas Petroleum Co.        3/24/97       10,000       150,000       103,000
Steppe Gold Resources, Ltd.    10/29/96      200,000       327,820        30,040
Sutton Resources, Ltd.           7/8/97       20,000       179,133        46,670
Tiomin Resources, Inc.          6/25/96      200,000       288,760        38,360
Tombstone Explorations
   Co., Ltd.                    11/6/96      225,000       274,770        25,898
TVX Gold, Inc.                  6/28/93       45,000       177,679        50,625
--------------------------------------------------------------------------------
                                                        $5,493,810    $1,233,300
--------------------------------------------------------------------------------

Installment Receipts
--------------------------------------------------------------------------------
Fracmaster, Ltd.                 9/8/97       11,000    $   77,552    $        0
--------------------------------------------------------------------------------
                                                        $   77,552    $        0
--------------------------------------------------------------------------------


                               Date of
Description                    Acquisition   Shares/Face    Cost      Fair Value
--------------------------------------------------------------------------------

Private Placements and Special Warrants
--------------------------------------------------------------------------------
Nevada Pacific Mining Co.        4/9/97       80,000    $  341,352    $   80,800
Quincunx Gold Exploration       8/16/96      300,000       327,749       285,751
Western Exploration and
   Development, Ltd.            9/22/97      600,000       300,000       674,999
--------------------------------------------------------------------------------
                                                        $  969,101    $1,040,750
--------------------------------------------------------------------------------

Warrants
--------------------------------------------------------------------------------
Diamondworks, Ltd.              1/27/98      150,000    $        0    $        0
Formation Capital Corp.          6/9/98      400,000             0             0
Iamgold International
   African Mining               11/4/97       12,500             0             0
Queenstake Resources, Ltd.       7/9/97       75,000             0             0
--------------------------------------------------------------------------------
                                                        $        0    $        0
--------------------------------------------------------------------------------

Worldwide Developing Resources Portfolio as of August 31, 1998

INDEPENDENT AUDITORS' REPORT


To the Trustees and Shareholders
of Worldwide Developing Resources Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Worldwide Developing Resources Portfolio (the Portfolio) as of August 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets and the supplementary data for the year ended August 31, 1998 and the period from April 10, 1997, (start of business) to August 31, 1997 (all expressed in United States Dollars). These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of August 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Portfolio at August 31, 1998, and the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods (all expressed in United States Dollars), in conformity with accounting principles generally accepted in the United States of America.

                                         DELOITTE & TOUCHE
                                         Grand Cayman, Cayman Islands
                                         British West Indies
                                         October 2, 1998

Eaton Vance Worldwide Developing Resources Fund as of August 31, 1998

INVESTMENT MANAGEMENT

Eaton Vance Worldwide Developing Resources Fund

Officers

James B. Hawkes
President and Director

M. Dozier Gardner
Vice President

William D. Burt
Vice President and
Co-Portfolio Manager

Barclay Tittmann
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant


Worldwide Developing Resources Portfolio

Officers

James B. Hawkes
President and Trustee

M. Dozier Gardner
Vice President

Michel Normandeau
Vice President

Raymond O'Neill
Vice President

William D. Burt
Vice President and
Co-Portfolio Manager

Barclay Tittmann
Vice President and
Co-Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary


Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

                       This Page Intentionally Left Blank

Investment Adviser of
Worldwide Developing Resources Portfolio
Boston Management and Research
24 Federal Street
Boston, MA 02110


Administrator of
Eaton Vance Worldwide
Developing Resources Fund
Eaton Vance Management
24 Federal Street
Boston, MA 02110


Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260


Custodian
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116


Transfer Agent
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123


Independent Auditors
Deloitte & Touche LLP
125 Summer Street
Boston, MA 02110



Eaton Vance
Worldwide Developing Resources Fund
24 Federal Street
Boston, MA 02110


-------------------------------------------------------------------------------
 This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.